Thrivent International Index Portfolio Investment Objectives and Goals - Thrivent International Index Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent International Index Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent International Index Portfolio (the "Portfolio") seeks total returns that track the performance of the MSCI EAFE Index (the "Index"). The Portfolio's investment objective may be changed without shareholder approval.